Supplement to the
Fidelity® Small Cap Discovery Fund
June 29, 2016
Prospectus

The following information replaces the information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Charles Myers has been the lead portfolio manager of the fund since March 2006.

Derek Janssen has been the co-manager of the fund since March 2016.

The following information replaces the information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Charles Myers is lead portfolio manager of the fund, which he has managed since March 2006. He also manages other funds. Since joining Fidelity Investments in 1999, Mr. Myers has worked as a research analyst and portfolio manager (other than a 6-month leave of absence in 2016).

Derek Janssen is co-manager of the fund, which he has managed since March 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Janssen has worked as a research analyst and portfolio manager.

SMR-16-01 1.769904.117	September 6, 2016

Supplement to the
Fidelity® Series Small Cap Discovery Fund
June 29, 2016
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Charles Myers has been the lead portfolio manager of the fund since November 2013.

Derek Janssen has been the co-manager of the fund since March 2016.

The following information replaces similar information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Charles Myers is lead portfolio manager of the fund, which he has managed since November 2013. He also manages other funds. Since joining Fidelity Investments in 1999, Mr. Myers has worked as a research analyst and portfolio manager (other than a 6-month leave of absence in 2016).

Derek Janssen is co-manager of the fund, which he has managed since March 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Janssen has worked as a research analyst and portfolio manager.

XS4-16-01 1.9867095.101	September 6, 2016

Supplement to the
Fidelity® Series Small Cap Discovery Fund
Class F
June 29, 2016
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Charles Myers has been the lead portfolio manager of the fund since November 2013.

Derek Janssen has been the co-manager of the fund since March 2016.

The following information replaces similar information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Charles Myers is lead portfolio manager of the fund, which he has managed since November 2013. He also manages other funds. Since joining Fidelity Investments in 1999, Mr. Myers has worked as a research analyst and portfolio manager (other than a 6-month leave of absence in 2016).

Derek Janssen is co-manager of the fund, which he has managed since March 2016. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Janssen has worked as a research analyst and portfolio manager.

XS4-F-16-01 1.9867094.101	September 6, 2016